EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLAN
24.	EMPLOYEE BENEFIT PLAN

Full time employees of the Company in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company accrues for these benefits based on certain percentages of the employees' salaries. The total provisions for such employee benefits from continuing operations were $10,032, $6,469 and $7,528 and from discontinued operations were $621, $85 and nil for the years ended December 31, 2015, 2016 and 2017, respectively.